Loan Payable (Details) - USD ($)	May 02, 2022	Apr. 08, 2020	Feb. 28, 2022	Feb. 28, 2021
Guarantor Obligations [Line Items]
Debt Instrument, Maturity Date	Apr. 30, 2023
Due to Related Parties				$ 1,654,207
Due to Related Parties, Current				544,900
Due to Related Parties, Non-Current				1,109,307
Liew Yow Ming
Guarantor Obligations [Line Items]
Debt Instrument, Issuance Date		Apr. 08, 2020
Debt Instrument, Maturity Date		Apr. 07, 2022
Due to Related Parties				758,063
Liew Yow Ming [Default Label]
Guarantor Obligations [Line Items]
Debt Instrument, Issuance Date		Apr. 16, 2020
Debt Instrument, Maturity Date		Apr. 15, 2022
Due to Related Parties				351,244
Liew Yow Ming [Member]
Guarantor Obligations [Line Items]
Debt Instrument, Issuance Date		Jul. 29, 2020
Debt Instrument, Maturity Date		Jul. 28, 2021
Due to Related Parties				544,900
Liew Yow Ming [Member] [Default Label]
Guarantor Obligations [Line Items]
Debt Instrument, Issuance Date		Aug. 01, 2021
Debt Instrument, Maturity Date		Jan. 31, 2022
Due to Related Parties